Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Intangible assets, net
13.	Intangible assets, net

	2024		2023	2022

Acquisition cost	Ps.	1,891,360	1,883,780	1,878,269
Accumulated depreciation		(321,137)	(233,827)	(134,387)

	Ps.	1,570,223	1,649,953	1,743,882

Acquisition cost:	As of December 31, 2023		Additions	Disposals	Foreign currency translation	As of December 31, 2024

Brand	Ps.	1,102,106	-	-	-	1,102,106
Customer relationships		617,808	-	-	-	617,808
Software		158,242	7,478	-	-	165,720
Brands and logo rights		5,624	102	-	-	5,726

	Ps.	1,883,780	7,580	-	-	1,891,360
Accumulated amortization:	As of December 31, 2023		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2024

Customer relationships	Ps.	(142,146)	(52,451)	-	3,743	(190,854)
Software		(86,522)	(38,517)	-	-	(125,039)
Brands and logo rights		(5,159)	(85)	-	-	(5,244)

	Ps.	(233,827)	(91,053)	-	3,743	(321,137)

Acquisition cost:	As of December 31, 2022		Additions	Disposals	Foreign currency translation	As of December 31, 2023

Brand	Ps.	1,102,106	-	-	-	1,102,106
Customer relationships		617,808	-	-	-	617,808
Software		152,783	5,459	-	-	158,242
Brands and logo rights		5,572	52	-	-	5,624

	Ps.	1,878,269	5,511	-	-	1,883,780

Accumulated amortization:	As of December 31, 2022		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2023

Customer relationships	Ps.	(84,145)	(52,551)	-	(5,450)	(142,146)
Software		(45,159)	(41,363)	-	-	(86,522)
Brands and logo rights		(5,083)	(76)	-	-	(5,159)

	Ps.	(134,387)	(93,990)	-	(5,450)	(233,827)

Acquisition cost:	As of January 1, 2022		Subsidiaries’ Acquisitions	Additions	Disposals	Foreign currency translation	As of December 31, 2022

Brand	Ps.	253,000	840,616	9,493	-	(1,003)	1,102,106
Customer relationships		64,000	553,808	-	-	-	617,808
Software		111,340	-	41,443	-	-	152,783
Brands and logo rights		5,463	-	109	-	-	5,572

	Ps.	433,803	1,394,424	51,045	-	(1,003)	1,878,269

Accumulated amortization:	As of January 1, 2022		Amortization expense	Disposals	Foreign currency translation	As of December 31, 2022

Customer relationships	Ps.	(43,733)	(40,412)	-	-	(84,145)
Software		(15,473)	(29,686)	-	-	(45,159)
Brands and logo rights		(4,837)	(246)	-	-	(5,083)

	Ps.	(64,043)	(70,344)	-	-	(134,387)

Brands:

●	The “Betterware” brand is an intangible asset with an indefinite useful life and a carrying amount of Ps.253,000, which is presented in the consolidated statements of financial position. This brand was transmitted to the Group through a merger carried out on July 28, 2017, with Strevo Holding, S.A. de C.V. (a related party under common control). Strevo obtained such brand when acquiring the majority of the Betterware’s shares in March 2015.

●	The “Jafra” brands are intangible assets with an indefinite useful life and a carrying amount of Ps.849,106, which is presented in the consolidated statements of financial position. Since the business combination with the Group on the date of on April 7, 2022, the Jafra brands were valued at their fair value.

Brands are not amortized. The Company annually tests the recoverable amount of its goodwill and indefinite-lived intangible assets that amount to Ps.1,599,718 and Ps.1,102,106, respectively, of which Ps.1,250,132 and Ps.849,106, respectively, and which are related to the group of cash generating units of Jafra Mexico.

Customer relationships:

●	The intangible for the relationship with customers of Betterware was transferred to the Group through a merger with Strevo carried out on July 28, 2017, this intangible asset has a useful life of ten years and is amortized using the straight-line method.

●	The intangible for the relationship with customers of Jafra arose from the valuation of assets acquired and liabilities assumed by business combination dated April 7, 2022, this intangible asset has a useful life of twelve years and are amortized using the straight-line method. The calculation comprised the revenues attributable to Jafra Mexico and the total number of consultants as of the valuation date. In addition, future revenues, growth rate and desertion were projected.

The customers relationships balance of the Group is described below:

	As of December 31:
	2024		2023	2022

Betterware	Ps.	1,067	7,467	13,867
Jafra Mexico		425,887	468,195	519,796
Total of customers relationships	Ps.	426,954	475,662	533,663

Brands and logo rights

●	Betterware has incurred expenses related to the registration of trademarks and logos rights with intellectual property authorities, which have a defined life, are amortized linearly over their estimated useful life, which ranges from 10 to 30 years. As of December 31, 2024, 2023 and 2022, intangible assets for brands and logo rights are presented in the consolidated statement of financial position for a total of Ps.482, Ps.465, and Ps.489, respectively.

At each reporting date, the Group reviews the carrying amounts of its intangible assets with a definitive life to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. As of December 31, 2024, 2023 and 2022, the Group has been not identified indications of impairment.

In relation to impairment of intangible assets with indefinite useful life (brand), the Group estimates the recoverable amount of the intangible asset which is based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used (see note 12).